Accounts Receivables, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable
Beginning of the year	$ 297,740	$ 296,302
Recovery	(80,859)
Provision	2,079,837	7,913,442	$ 187,715
Foreign exchange effect	(13,096)	(15,863)
Ending of the year	$ 1,504,831	$ 297,740	$ 296,302